Quarterly Holdings Report
for
Fidelity Advisor® Energy Fund
April 30, 2022
ANR-NPRT3-0622
1.800328.118
Common Stocks - 99.9%
	Shares	Value ($)
Energy Equipment & Services - 9.0%
Oil & Gas Drilling - 0.4%
Nabors Industries Ltd. (a)	9,012	1,393,435
Nabors Industries Ltd. warrants 6/11/26 (a)	6,604	207,366
Odfjell Drilling Ltd. (a)	722,656	1,853,574
Odfjell Technology Ltd. (a)	120,442	287,726
Shelf Drilling Ltd. (a)(b)	609,128	851,992
		4,594,093
Oil & Gas Equipment & Services - 8.6%
Baker Hughes Co. Class A	547,800	16,992,756
Cactus, Inc.	37,000	1,847,410
Championx Corp.	65,000	1,371,500
Halliburton Co.	585,900	20,869,758
Nextier Oilfield Solutions, Inc. (a)	1,537,100	16,954,213
Oceaneering International, Inc. (a)	250,700	2,840,431
ProPetro Holding Corp. (a)	685,600	9,694,384
Schlumberger Ltd.	665,918	25,977,461
Technip Energies NV	225,920	2,745,343
TechnipFMC PLC (a)	1,665,800	11,527,336
		110,820,592
TOTAL ENERGY EQUIPMENT & SERVICES		115,414,685
Independent Power and Renewable Electricity Producers - 0.8%
Independent Power Producers & Energy Traders - 0.8%
The AES Corp.	38,400	784,128
Vistra Corp.	396,700	9,925,434
		10,709,562
Oil, Gas & Consumable Fuels - 90.1%
Coal & Consumable Fuels - 0.5%
Arch Resources, Inc. (c)	16,000	2,662,080
Enviva, Inc.	26,600	2,243,444
Peabody Energy Corp. (a)	95,900	2,171,176
		7,076,700
Integrated Oil & Gas - 38.9%
Cenovus Energy, Inc. (Canada)	3,115,800	57,603,433
Chevron Corp.	652,570	102,238,142
Exxon Mobil Corp.	3,098,061	264,109,703
Imperial Oil Ltd.	285,500	14,374,452
Occidental Petroleum Corp.	760,800	41,912,472
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	1,247,941
Suncor Energy, Inc.	556,400	20,001,208
		501,487,351
Oil & Gas Exploration & Production - 36.0%
Antero Resources Corp. (a)	722,800	25,442,560
APA Corp.	474,700	19,429,471
Callon Petroleum Co. (a)(c)	61,940	3,175,664
Canadian Natural Resources Ltd.	954,800	59,094,810
Chesapeake Energy Corp. (c)	63,100	5,175,462
Civitas Resources, Inc.	114,944	6,738,017
ConocoPhillips Co.	664,650	63,487,368
Coterra Energy, Inc.	736,521	21,204,440
Devon Energy Corp.	776,700	45,180,639
Diamondback Energy, Inc.	91,200	11,512,176
EOG Resources, Inc.	222,386	25,965,789
Hess Corp.	476,800	49,143,776
Magnolia Oil & Gas Corp. Class A	267,600	6,219,024
National Energy Services Reunited Corp. (a)	827,600	5,536,644
Northern Oil & Gas, Inc.	61,030	1,524,529
Oasis Petroleum, Inc.	23,900	3,170,574
Ovintiv, Inc.	334,300	17,112,817
PDC Energy, Inc.	516,088	35,991,977
Pioneer Natural Resources Co.	196,825	45,755,908
Range Resources Corp. (a)	281,400	8,425,116
SM Energy Co.	92,900	3,300,737
Viper Energy Partners LP	59,400	1,706,562
		464,294,060
Oil & Gas Refining & Marketing - 8.1%
Marathon Petroleum Corp.	398,578	34,779,916
Phillips 66 Co.	283,018	24,554,642
Renewable Energy Group, Inc. (a)	11,700	714,402
Valero Energy Corp.	395,900	44,134,932
		104,183,892
Oil & Gas Storage & Transport - 6.6%
Cheniere Energy, Inc.	338,200	45,930,942
Energy Transfer LP	2,104,400	23,316,752
Golar LNG Ltd. (a)	186,500	4,162,680
Targa Resources Corp.	159,600	11,716,236
		85,126,610
TOTAL OIL, GAS & CONSUMABLE FUELS		1,162,168,613
TOTAL COMMON STOCKS (Cost $845,377,553)		1,288,292,860

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (d)	3,589,722	3,590,440
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	6,964,128	6,964,824
TOTAL MONEY MARKET FUNDS (Cost $10,555,264)		10,555,264

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $855,932,817)	1,298,848,124
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(9,482,715)
NET ASSETS - 100.0%	1,289,365,409

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $851,992 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	576,142	244,422,173	241,407,875	4,326	-	-	3,590,440	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	1,345,124	162,617,361	156,997,661	20,138	-	-	6,964,824	0.0%
Total	1,921,266	407,039,534	398,405,536	24,464	-	-	10,555,264

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.